Revenues (Tables)	9 Months Ended
Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Schedule of disaggregated by geographical region
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Systems	$34,869	$34,136	$96,719	$82,546
Consumables	33,303	31,474	99,319	90,415
Service	39,281	37,962	117,207	105,673
Total Americas	107,453	103,572	313,245	278,634

EMEA
Systems	11,811	10,214	41,648	30,393
Consumables	13,666	16,682	45,759	44,830
Service	5,983	7,165	19,320	20,279
Total EMEA	31,460	34,061	106,727	95,502

Asia Pacific
Systems	9,626	7,926	31,319	24,781
Consumables	8,861	8,456	26,166	26,552
Service	4,792	4,994	14,767	14,734
Total Asia Pacific	23,279	21,376	72,252	66,067

Total Revenues	$162,192	$159,009	$492,224	$440,203

Schedule of revenue recognition
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized at point in time from:
Products	$112,133	$108,888	$340,927	$299,517
Services	13,519	12,056	39,158	33,781
Total revenues recognized at point in time	125,652	120,944	380,085	333,298

Revenues recognized over time from:
Services	36,540	38,065	112,139	106,905
Total revenues recognized over time	36,540	38,065	112,139	106,905

Total Revenues	$162,192	$159,009	$492,224	$440,203

Schedule of deferred revenue
	September 30, 2022	December 31, 2021
	U.S. $ in thousands
Deferred revenue*	$72,316	$72,307